Offerings - Offering: 1	Dec. 01, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Shares, $1.00 par value
Amount Registered | shares	6,325,000
Proposed Maximum Offering Price per Unit	25.76
Maximum Aggregate Offering Price	$ 162,932,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 22,500.91
Offering Note	(1) Includes offering price of additional common shares that the underwriters have the option to purchase. (2) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act of 1933, as amended. The maximum price per share and maximum aggregate offering price are based on the average of the $28.35 (high) and $23.16 (low) sale price of the registrant's Common Shares as reported on The Nasdaq Global Select Market on November 28, 2025, which date is within five business days prior to filing this Registration Statement.